Accounts payable	9 Months Ended
Sep. 30, 2019
Accounts payable
Accounts payable
8 .	Accounts payable

Accounts payable consists of the following:

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Vendor payable	66,701,380	74,822,299
Shipping charges payable and others	13,283,638	11,627,471

Total	79,985,018	86,449,770